Note 16 - Subsequent Event (Details Textual) - Subsequent Event [Member]	Mar. 23, 2016 USD ($)
Proceeds from Sale of Real Estate	$ 418,000
Proceeds from Sale of Real Estate, Net	$ 380,000
Premium Paid to Auction	10.00%